Subsequent Events (Details) $ in Thousands	1 Months Ended
	Jan. 31, 2027 USD ($) installment	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Subsequent Event [Line Items]
Contingent consideration in relation to business combinations		$ 822	$ 0
XPLN | Forecast
Subsequent Event [Line Items]
Total consideration paid	$ 6,970
Contingent consideration in relation to business combinations	$ 4,300
Business combination, contingent consideration, number of installments | installment	2
Business combination, contingent consideration, liability, payment term	2 years